OPERATING LEASES (Tables)	3 Months Ended	12 Months Ended
	Feb. 28, 2026	Nov. 30, 2025
OPERATING LEASES
Schedule of net lease cost and other supplemental lease information

	For the three months	For the three months
	ended February 28, 2026	ended February 28, 2025
Lease cost:
Operating lease cost	$39,759	$—
Short term lease cost	32,983	—
Net lease cost	72,742	—
Cash paid for operating lease liabilities	$(15,121)	$—

	November 30, 2025	November 30, 2024
Lease cost:
Operating lease cost	$3,662	$—
Short term lease cost	119,892	—
Net lease cost	123,554	—
Cash paid for operating lease liabilities	$—	$—

Schedule of lease balance sheet information

Lease liabilities	February 28, 2026	November 30, 2025
Current portion of operating lease liabilities	$135,951	$33,155
Long-term portion of operating lease liabilities	631,044	55,086
	$766,995	$88,241

Lease liability	November 30, 2025	November 30, 2024
Current portion of operating lease liability	33,155	—
Long-term portion of operating lease liability	55,086	—
	$88,241	$—

Schedule of future minimum lease payments

Future minimum lease payments to be paid by the Company as a lessee as of February 28, 2026 are as follows:

Operating lease commitments and lease liability:
2026	$187,308
2027	210,082
2028	180,716
2029	179,938
2030	183,537
2031	31,201
Total future minimum lease payments	972,782
Discount	(205,787)
Total	$766,995

Future minimum lease payments to be paid by the Company as a lessee as of November 30, 2025 are as follows:

Operating lease commitments and lease liability:
2026	$40,830
2027	50,197
2028	8,406
Total future minimum lease payments	99,433
Discount	(11,192)
Total	$88,241